8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS: Schedule of Stock options outstanding (Tables)	12 Months Ended
Jan. 31, 2025
Tables/Schedules
Schedule of Stock options outstanding

The following stock options were outstanding at January 31, 2025:

Number of Options Outstanding	Number of Options Exercisable	Exercise Price	Expiry Date

700,000	700,000	$ 1.00	May 9, 2025*
700,000	700,000	$ 3.00	November 12, 2025
100,000	100,000	$ 2.00	February 23, 2026
168,000	168,000	$ 1.00	May 9, 2026
1,515,000	1,515,000	$ 3.00	August 17, 2026
150,000	150,000	$ 1.50	November 22, 2027